Product Warranties	12 Months Ended
Dec. 31, 2021
Guarantees and Product Warranties [Abstract]
Product Warranties

11. Product Warranties

A summary of activity of our warranty liabilities, which are included in accrued expenses in the accompanying consolidated balance sheets, for the years ended December 31, 2021 and 2020 is presented below (in thousands):

	2021	2020
Balance, beginning of year	$200	$1,575
Additions	—	—
Settlements	—	(875)
Adjustments and other	(150)	(500)
Total	$50	$200

During 2021and 2020 we reduced our warranty expense by $0.1 million and $0.5 million, respectively due to the discontinued sales of Argus II and the resultant end of the product warranty periods.